UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Dryden California Municipal Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2010

Date of reporting period:	11/30/2009

Item 1.	Schedule of Investments

Dryden California Municipal Fund/California Income Series

Schedule of Investments

as of November 30, 2009 (Unaudited)

Description (a)	Moody’s Rating+*	Interest Rate		Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 98.4%
Municipal Bonds
Abag Fin. Auth. For Nonprofit Corp. Rev.,
San Diego Hosp. Assoc., Ser. C	A3	5.375%		3/01/21	$1,665	$1,679,003
Sharp Healthcare	A3	6.250		8/01/39	1,000	1,066,390
California County Tobacco Securitization Agy., Rev.,
Convertible, C.A.B.S. (Converts to 5.25% on 12/01/10)	Baa3	1.550	(h)	6/01/21	1,000	837,510
Tobacco Conv. Bonds	NR	5.100		6/01/28	1,035	870,518
California Ed. Facs. Auth. Rev.,
Univ. Southern CA, Ser. A,	Aa1	5.000		10/01/38	2,000	2,045,760
Univ. Southern CA, Ser. A,	Aa1	5.250		10/01/38	1,500	1,575,600
Calif. Inst. of Technology	Aa1	5.000		11/01/39	2,000	2,110,360
California Health Facs. Fing. Auth. Rev.,
Catholic Healthcare West, Ser. A	A2	6.000		7/01/39	2,000	2,075,120
Cedars Sinai Med. Ctr.	A2	5.000		11/15/21	2,000	2,017,380
Cedars Sinai Med. Ctr.	A2	5.000		8/15/39	750	672,225
Providence Health Svcs., Ser. B	Aa2	5.500		10/01/39	1,500	1,507,800
Providence Health, Ser. C	Aa2	6.500		10/01/38	1,000	1,108,260
Scripps Health., Ser. A	A1	5.000		10/01/22	500	513,625
St. Joseph Health Sys., Ser. A	A1	5.750		7/01/39	1,000	1,028,890
California Hsg. Fin. Agy. Rev., Home Mtge.-83, Ser. A, C.A.B.S.	Aa3	7.650	(h)	2/01/15	5,590	3,790,634
California Infrastructure & Econ. Dev. Rev.,
Scripps Research Inst., Ser. A	Aa3	5.750		7/01/30	1,500	1,506,345
Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250		2/01/38	2,000	1,970,900
California Municipal Fin. Auth.
Ctfs. Partn. Cmnty. Hosps. Cent.	Baa2	5.500		2/01/39	1,000	880,470
Ed. Rev. Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(c)	5.250		6/01/26	1,100	946,110
California Poll. Ctrl Fin. Auth.
Pacific Gas-D-Rmkt. Rfdg., A.M.T., F.G.I.C.	A3	4.750		12/01/23	2,500	2,401,100
Wste. Disp. Rev., Wste. Mgmt., Inc. Proj., Ser. B, A.M.T.	BBB(c)	5.000		7/01/27	500	457,790
California Rural Home Mtge. Fin. Auth., Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D,
F.N.M.A., G.N.M.A., A.M.T.	AAA(c)	6.000		12/01/31	60	61,534
California St. Dept. Wtr. Res. Pwr. Rev.,
Central VY Proj., Ser. A	Aa2	5.000		12/01/29	2,000	2,094,480
Central VY Proj., Ser. AF	Aa2	5.000		12/01/29	1,500	1,574,265
California St. Econ. Recovery, Ser. A, Rfdg.	A1	5.250		7/01/21	1,400	1,477,070
California St. F.G.I.C., T.C.R.S., G.O.	Baa1	4.750		9/01/23	1,000	984,060
California St., G.O.	Baa1	6.000		4/01/38	3,000	3,053,310
California St., G.O. Unrefunded Balance	Baa1	5.500		4/01/30	5	5,021
California St., Var. Purp., G.O.	Baa1	5.000		10/01/29	1,500	1,430,910
California St., Var. Purp., G.O.	Baa1	5.500		11/01/39	1,000	949,430
California St., Var. Purp., G.O.	Baa1	6.000		11/01/39	1,500	1,521,510

California St. Pub. Wks. Brd. Lease Rev.,
Dept. General Service, Ser. J	Baa2	5.250		6/01/28	750	705,188
Var. Cap. Proj., Sub. Ser. I-1	Baa2	6.375		11/01/34	750	752,955
Var. Cap. Proj., Ser. G-1	Baa2	5.750		10/01/30	750	731,280
California Statewide Cmntys. Dev. Auth. Rev.,
Drew Sch.	NR	5.300		10/01/37	1,000	744,340
Irvine LLC, U.C.I. East Rfdg.	Baa2	5.000		5/15/32	2,000	1,757,220
John Muir Health.	A1	5.125		7/01/39	750	710,145
Kaiser Permanente, Ser. A	A+(c)	5.000		4/01/19	2,000	2,096,100
Kaiser Permanente, Ser. C	A+(c)	5.250		8/01/31	1,000	967,260
Polytechnic Sch.	A1	5.000		12/01/34	2,000	1,920,080
Spl. Tax No. 97-1, C.A.B.S.	NR	7.800	(h)	9/01/22	4,440	1,673,392
Sr. Living-Southn. Calif. Presbyterian Homes	BBB(c)	7.250		11/15/41	500	524,915
St. Joseph. F. Rmkt. F.S.A.	Aa3	5.250		7/01/21	2,500	2,682,825
Windrush Sch.	NR	5.500		7/01/37	1,000	768,240
Chico Redev. Agy. Tax Alloc., Chico Amended & Merged Redev., A.M.B.A.C.	A(c)	5.000		4/01/30	1,445	1,348,734
Chula Vista Calif. Indl. Dev. Rev., San Diego Gas-D-Rmkt	Aa3	5.875		1/01/34	1,000	1,077,310
Chula Vista Dev. Agy. Rev., Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.250		10/01/27	1,540	1,278,647
Chula Vista Ind. Dev. Rev., San Diego Gas, A.M.T.	Aa3	5.000		12/01/27	1,000	942,230
Coronado Cmnty. Dev. Agy. Tax Alloc., Dev. Proj., A.M.B.A.C.	A(c)	5.000		9/01/24	2,000	1,981,320
Corona-Norco Uni. Sch. Dist. Spl. Tax, Cmnty. Facs. Dist. No. 98-1, NATL	Baa1	5.000		9/01/22	1,060	1,090,093
El Dorado Cnty., Spl. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125		9/01/16	1,000	1,008,710
Dist. No. 92-1	NR	6.250		9/01/29	475	453,715
El Dorado Irr. Dist. Partn., Ser. A, C.O.P.	Aa3	5.750		8/01/39	1,000	1,033,500
Elsinore Valley Municipal Water Dist. C.O.P., B.H.A.C.	Aa1	5.000		7/01/29	750	798,413
Folsom Spl.Tax, Cmnty. Facs., Dist. No. 7, Broadstone	NR	6.000		9/01/24	2,450	2,203,653
Folsom Spl. Tax, Unrefunded Balance, Facs. Dist. No. 10	NR	6.875		9/01/19	1,230	1,235,338
Foothill/Eastern Trans. Corr. Agy. Rev., Toll Rd., Convertible C.A.B.S.	Baa3	5.875		1/15/28	2,890	2,800,583
Glendale Redev. Agy. Tax Alloc., Central Glendale Redev. Proj., NATL	Baa1	5.250		12/01/19	3,275	3,331,854
Golden St. Tobacco Securitization Corp. Calif. Tobacco Settlement Rev.,
Asset-Bkd., Sr. Ser. A-1	Baa3	5.750		6/01/47	2,000	1,438,740
Enhanced Asset Bkd., Ser. A	Baa2	5.000		6/01/45	1,000	822,490
Golden St. Tobacco Securitization Rev., Asset-Bkd.,
Ser. 2003-A-1 (Pre-refunded date 6/1/13)(e)(f)	Aaa	6.750		6/01/39	2,700	3,183,651
Ser. A, Convertible C.A.B.S., A.M.B.A.C. (Converts to 4.60% on 6/1/10)	Baa2	1.290	(h)	6/01/23	3,000	2,523,330
Golden West Sch. Fin. Auth., Rev., Rfdg. Ser. A., C.A.B.S., NATL	Baa1	4.850	(h)	2/01/19	2,110	1,367,048
Guam Govt. Ltd. Oblig. Rev., Section 30, Ser. A	BBB-(c)	5.750		12/01/34	500	508,750
La Mesa-Spring Valley Sch. Dist., G.O., Election of 2002, Ser. B, C.A.B.S., NATL	A1	5.910	(h)	8/01/23	2,000	902,480

La Quinta Redev. Agy. Tax Alloc., Rfdg. Proj. Area No. 1 NATL	Baa1	7.300		9/01/11	1,000	1,077,150
Lincoln Impt. Bond Act of 1915, Pub. Rev., Fin. Auth., Twelve Bridges	NR	6.200		9/02/25	2,535	2,535,127
Long Beach Hbr. Rev., Rfdg., Ser. A, A.M.T., NATL	Aa2	6.000		5/15/19	3,000	3,290,160
Long Beach Redev. Agy., Dist. No. 3, Spl. Tax Rev., Pine Ave.	NR	6.375		9/01/23	2,775	2,701,685
Los Angeles Calif. Cmnty. College Dist. G.O.	Aa2	5.000		8/01/33	3,250	3,249,773
Los Angeles Calif. Cmnty. College Dist., 2008 Election, Ser. A, G.O.	Aa2	6.000		8/01/33	2,000	2,209,840
Los Angeles Dept. Arpts. Rev., Ser. A	Aa3	5.000		5/15/34	1,000	980,610
Los Angeles Dept. of Wtr & Pwr Rev., Ser. A	Aa3	5.000		7/01/39	1,000	1,014,550
Los Angeles Dept. of Wtr & Pwr. Wtrwks. Rev.,Ser. A	Aa3	5.375		7/01/38	1,530	1,626,528
Metro. Wtr. Dist. of Southn. Calif. Waterworks Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa2	5.750		8/10/18	2,000	2,324,660
Unrefunded Balance Ser. A	Aa2	5.750		7/01/21	2,240	2,659,866
Metro. Wtr. Dist. Southn. Calif. Rfdg., Ser. C	Aa2	5.000		7/01/35	1,000	1,030,690
M-S-R Energy Auth. Calif., Ser. A	A(c)	6.500		11/01/39	1,000	1,033,590
Ontario Special Assessment Impt. Bond Act of 1915,
Assmt. Dist. 100C, Cmnty. Ctr. III	NR	8.000		9/02/11	215	222,908
Orange Cnty. Loc. Trans. Auth., Sales Tax Rev.,
Linked, S.A.V.R.S. & R.I.B.S., A.M.B.A.C., T.C.R.S.	Aa2	6.200		2/14/11	9,000	9,303,929
Spl. Tax Rev., Linked, S.A.V.R.S., R.I.B.S.(g)	Aa2	10.997	(d)	2/14/11	1,500	1,601,310
Perris Cmnty. Facs. Dist., Spl. Tax No. 01-2 Avalon, Ser. A	NR	6.250		9/01/23	2,000	1,858,640
Pico Rivera Wtr. Auth. Rev., Wtr. Sys. Proj., Ser. A, NATL	Baa1	5.500		5/01/29	1,500	1,675,050
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.	NR	7.740	(h)	8/01/26	1,375	396,550
Ser. B, F.S.A.(Pre-refunded Date 8/01/13)(e) A.M.T.	Aa3	5.800		8/01/34	2,700	3,216,726
Port Oakland, A.M.T.,
Inter. Lien, Ser. A, NATL, A.M.T., Rfdg.	A2	5.000		11/01/29	3,000	2,792,220
Ser. K (Pre-refunded Date 5/01/10)(e)	A1	5.750		11/01/16	25	25,489
Poway Cmnty., Facs., Dist. No. 88-1, Pkwy. Bus. Ctr.	NR	6.750		8/15/15	1,000	1,010,750
Puerto Rico Pub. Bldgs. Auth. Rev., Gtd. Rfdg., Govt. Facs., Ser. P	Baa3	6.750		7/01/36	250	269,165
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub, Ser. A	A2	5.750		8/01/37	400	404,696
First Sub, Ser. A	A2	6.000		8/01/42	700	716,947
Rancho Mirage Jt. Pwrs. Fing. Auth. Rev.,
Eisenhower Med. Ctr., Ser. A	A3	5.000		7/01/47	2,500	2,210,075
Redding Elec. Sys. Rev., C.O.P.,
Linked S.A.V.R.S.& R.I.B.S., NATL Partial E.T.M.(e)	Baa1	6.368		7/01/22	100	117,334
NATL, Partial E.T.M.(e)(g)	Baa1	11.635	(d)	7/01/22	2,455	3,306,099
Redondo Beach Unified School Dist. G.O.	AA-(c)	4.750		8/01/33	1,000	924,970
Rocklin Uni. Sch. Dist., Ser. C, G.O., C.A.B.S., NATL	Baa1	4.100	(h)	8/01/16	1,400	1,070,944

Sacramento City Fin. Auth., Ser. B, C.A.B.S., NATL	Baa1	5.600	(h)	11/01/17	5,695	3,700,098
Sacramento City Fin. Auth., Tax Alloc. Comb. Proj., Ser. B, NATL, C.A.B.S.	Baa1	5.320	(h)	11/01/16	5,700	3,962,582
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Var.-Regl., Ser. B, NATL, Fltg.	Aa3	0.763		12/01/35	1,000	760,750
San Bernardino Cmnty College Dist., Election 2002, Ser. A, G.O.	Aa3	6.250		8/01/33	1,750	1,949,098
San Diego Redev., Agy., Tax Alloc., North Bay Redev.	Baa1	5.875		9/01/29	3,000	3,003,510
San Diego Regl. Bldg. Auth. Lease Rev., Ctny. Operations Ctr. & Annex A	A1	5.375		2/01/36	1,000	1,017,670
San Diego Uni. Sch. Dist., Election of 1998, Ser. B, G.O., NATL	Aa2	6.000		7/01/19	1,000	1,209,780
San Diego. Cnty. Calif. Wtr. Auth. Wtr. Rev. Ser. 2008 A- Cops, C.O.P.	Aa3	5.000		5/01/38	2,500	2,415,300
San Francisco Calif. City & Cnty. Redev. Fing. Auth. Tax Alloc.. Mission Bay North Redev., Ser. C	A-(c)	6.500		8/01/39	1,000	1,039,890
San Jose CA, Library & Park Proj.	Aa1	5.000		9/01/33	2,200	2,305,050
San Jose Evergreen Cmnty. College Dist. Election 2004, Ser. B, F.S.A., G.O.	Aa2	3.960	(h)	9/01/17	1,000	737,850
San Leandro Cmnty. Facs., Spl. Tax, Dist. No.1	NR	6.500		9/01/25	2,160	2,045,801
San Mateo Cnty CA Jt. Pwrs. Fin. Auth.	Aa3	5.000		7/15/33	1,000	968,950
Santa Margarita, Dana Point Auth., Impv. Rev.,
Dists., 3-3A-4 & 4A, Ser. B, NATL	Baa1	7.250		8/01/14	2,000	2,362,420
Santa Maria Joint Union H.S. Dist., Election of 2004, C.A.B.S., G.O., NATL	A2	6.870	(h)	8/01/29	1,250	331,000
Santa Monica Cmnty. College Dist. Election 2002, Ser. A, G.O., C.A.B.S., NATL	Aa2	6.000	(h)	8/01/28	1,055	355,250
South Bayside Waste Mgmt. Auth. Calif. Solid Waste Enterprise Shoreway Environmental	A3	6.000		9/01/36	500	509,180
Southern California Pub. Pwr. Auth. Rev.,
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(e)	A1	2.840	(h)	7/01/16	16,325	13,557,912
PNC G.I.C. Proj.	A2	6.750		7/01/13	1,000	1,178,770
Sulphur Springs Uni. Sch. Dist., Ser. A, G.O., NATL, C.A.B.S.	Baa1	1.550	(h)	9/01/11	3,000	2,920,410
Tobacco Securization Auth. Northn. Calif. Rev., Asset-Bkd. Tobacco Settlement, Ser. A	Baa3	5.500		6/01/45	2,000	1,386,140
Torrance Hosp. Rev., Torrance Mem. Med. Ctr., Ser. A	A1	6.000		6/01/22	2,000	2,058,300
Tuolumne Wind Proj. Auth. Calif. Rev.,
Tuolumne Co. Proj., Ser. A	A1	5.625		1/01/29	1,000	1,063,920
University Calif. Revs., Gen., Ser. Q	Aa1	5.000		5/15/34	1,000	1,027,040
University Calif. Revs., Ser. O	Aa1	5.750		5/15/34	1,250	1,381,425
University of CA Rev., UCLA Med., Ctr., Ser. A, A.M.B.A.C. Unrefunded, Bal.	NR	5.250		5/15/30	1,000	983,970
Valley Health. Sys., Hosp. Rev., Impt. Proj., Ser. A(g)	C(c)	6.500		5/15/25	130	71,487
Ventura Cnty CA Cmnty. College G.O.	Aa3	5.500		8/01/33	2,000	2,062,400
Vernon Calif. Elec. Sys. Rev., Ser. A	A3	5.125		8/01/21	1,500	1,561,170
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln., Diago, Ser. A	Baa3	6.750		10/01/37	250	261,690

Total long-term investments (cost $200,640,236)						206,624,753

SHORT-TERM INVESTMENT 0.1%
Municipal Bond
Sacramento Cnty. Santn. Dist. Auth. Rev., F.R.D.D.(b)	VMG1	0.200%	12/01/09	300	300,000

(cost $300,000)

Total Investments 98.5% (cost $200,940,236)(i)					206,924,753

Other assets in excess of liabilities(j) 1.5%					3,171,138

Net Assets 100.0%					$210,095,891

*	The ratings reflected are as of November 30, 2009. Ratings of certain bonds may have changed subsequent to that date.
+	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in the portfolio descriptions:

A.M.B.A.C.—American Municipal Bond Assurance Corporation.

A.M.T.—Alternative Minimum Tax.

B.H.A.C.—Berkshire Hathaway Assurance Corp.

C.A.B.S.—Capital Appreciation Bonds.

C.O.P.—Certificates of Participation.

E.T.M.—Escrowed to Maturity.

F.G.I.C.—Federal Guaranty Insurance Company.

F.N.M.A.—Federal National Mortgage Association.

F.R.D.D.—Floating Rate (Daily) Demand Note.

F.S.A.—Financial Security Assurance.

G.I.C.—Group Insurance Commission.

G.N.M.A.—Government National Mortgage Association.

G.O.—General Obligation.

NATL—National Public Finance Guaranty Corp.

R.I.B.S.—Residual Interest Bearing Securities.

S.A.V.R.S.—Select Auction Variable Rate Securities.

T.C.R.S.—Transferable Custodial Receipts Securities.

NR—Not Rated by Moody’s or Standard & Poor’s.

(b)	For purposes of amortized cost valuation, the maturity date of Floating Rate Demand Notes is considered to be the later of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
(c)	Standard & Poor’s rating.
(d)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2009.
(e)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(f)	All or portion of security segregated as collateral for financial futures contracts.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents a zero coupon bond or step bond. Rate shown reflects the effective yield at the time of purchase.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$200,191,482	$12,649,898	$(5,916,627)	$6,733,271

The difference between book basis and tax basis was primarily attributable to the difference in the treatment of accretion of market discount.

(j)	Other assets in excess of liabilities include net unrealized depreciation on financial futures contracts as follows:

Open futures contracts outstanding at November 30, 2009:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2009	Unrealized Appreciation (Depreciation)(1)

	Short Position:
74	U.S. Treasury 10 Yr. Notes	Mar. 2010	$8,724,674	$8,875,375	$(150,701)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 -	quoted prices in active markets for identical securities

Level 2 -	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -	significant unobservable inputs (including the Fund’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$206,924,753	$—

	—	206,924,753	—
Other Financial Instruments*	(150,701)	—	—

Total	$(150,701)	$206,924,753	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2009 and November 30, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Dryden California Municipal Fund/California Income Series (the “Fund”) values municipal securities (including commitments to purchase such securities on a “when-issued” basis) as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Financial futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Certain fixed income securities for which daily market quotations are not readily available may be valued with reference to fixed income securities whose prices are more readily available, pursuant to guidelines established by the Board of Trustees. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in variable rate securities including “inverse floaters”. The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden California Municipal Fund

By (Signature and Title)*	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary of the Fund

Date January 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date January 26, 2010

By (Signature and Title)*	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 26, 2010

*	Print the name and title of each signing officer under his or her signature.